Short-Term Investment (Details) - Schedule of Short-Term Investment - USD ($)	Apr. 30, 2023	Oct. 31, 2022
Short-Term Debt [Line Items]
Bank Wealth Management		$ 265,836
Securities		568,467
Total short-term investment	$ 46,296	834,303
Fair Value, Inputs, Level 1 [Member]
Short-Term Debt [Line Items]
Bank Wealth Management
Securities
Total short-term investment
Fair Value, Inputs, Level 2 [Member]
Short-Term Debt [Line Items]
Bank Wealth Management	46,296	265,836
Securities		568,467
Total short-term investment	46,296	834,303
Fair Value, Inputs, Level 3 [Member]
Short-Term Debt [Line Items]
Bank Wealth Management
Securities
Total short-term investment